EMPLOYEE BENEFITS PLAN	12 Months Ended
Dec. 31, 2018
EMPLOYEE BENEFITS PLAN [abstract]
Disclosure of employee benefits plan

35.   EMPLOYEE BENEFITS PLAN

As stipulated by the regulations of the PRC, the Group participates in various defined contribution retirement plans organized by municipal and provincial governments for its staff. The Group is required to make contributions to the retirement plans at rates ranging from 13.0% to 20.0% of the salaries, bonuses and certain allowances of its staff. In addition, the Group provides a supplementary retirement plan for its staff at rates not exceeding 5% of the salaries. The Group has no other material obligation for the payment of pension benefits associated with these plans beyond the annual contributions described above. The Group’s contributions for the years ended December 31, 2016, 2017 and 2018 were RMB 8,385, RMB 8,981 and RMB 9,296, respectively.